UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    The Capital Group Companies, Inc.
Address: 333 South Hope Street, 55th Floor
         Los Angeles, California  90071-1447

Form 13F File Number: 28-00218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Larry P. Clemmensen
Title:  President
Phone:  213/486-9200

Signature, Place and Date of Signing:

Larry P. Clemmensen*  Los Angeles, California      11/6/02
--------------------  ---------------------------  ----------

*By:  /s/ Anna Jacobs Griffith
      ------------------------
       Anna Jacobs Griffith
       Attorney-in-fact

*Signed pursuant to a Power of Attorney dated February 14, 2002 included with The Capital Group Companies, Inc. Form 13F, filed on February 14, 2002.

This filing was previously inadvertently filed as a 13F Holdings
Report.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number       Name

     28-00096                   Capital Guardian Trust Company
     28-00157                   Capital Research and Management Company
     28-04457                   Capital International Inc.
     28-04461                   Capital International, S.A.
     28-04459                   Capital International Limited